CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net income	$ 344.1	$ 139.0
Adjustments to reconcile net income to net cash provided by operating activities:
Depletion and depreciation	263.2	247.7
Share-based payments	4.9	5.2
Impairment of royalty, stream and working interests		76.0
Non-cash costs of sales		7.1
Unrealized foreign exchange gain		(0.4)
Deferred income tax expense	22.7	10.0
Other non-cash items	(7.8)	(1.1)
Acquisition of gold bullion	(31.8)	(25.6)
Proceeds from sale of gold bullion	36.2	12.5
Operating cash flows before changes in non-cash working capital	631.5	470.4
Changes in non-cash working capital:
Increase in receivables	(22.3)	(9.6)
(Increase) decrease in prepaid expenses and other	(14.3)	11.6
Increase in current liabilities	22.8	2.4
Net cash provided by operating activities	617.7	474.8
Cash flows from investing activities
Acquisition of royalty, stream and working interests	(443.9)	(988.0)
Acquisition of energy well equipment	(1.3)	(1.6)
Acquisition of investments	(3.9)
Proceeds from sale of investments	13.0	0.9
Net cash used in investing activities	(436.1)	(988.7)
Cash flows from financing activities
Proceeds from draw of revolving credit facilities	275.0	237.0
Repayment of revolving credit facilities	(485.0)	(27.0)
Proceeds from draw of term loan	160.0
Repayment of term loan	(80.0)
Proceeds from at-the-market equity offering	136.0
Credit facility amendment costs	(0.8)	(0.5)
Payment of dividends	(138.2)	(136.1)
Proceeds from exercise of stock options	13.2	4.2
Net cash (used in) provided by financing activities	(119.8)	77.6
Effect of exchange rate changes on cash and cash equivalents	0.6	(5.1)
Net change in cash and cash equivalents	62.4	(441.4)
Cash and cash equivalents at beginning of period	69.7	511.1
Cash and cash equivalents at end of period	132.1	69.7
Supplemental cash flow information:
Cash paid for interest expense and loan standby fees	9.5	3.7
Income taxes paid	$ 38.6	$ 28.5